Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Research and development expenditures	$ 291.0	$ 254.0	$ 300.0
Disclosure of operating segments [line items]
Total	15.5	11.7	10.3
KPMG [Member]
Disclosure of operating segments [line items]
Audit fee		0.0	2.8
Audit related fee		0.0	1.2
Tax fee		0.0	0.0
Other service fee		0.0	0.0
Ernst and Young [Member]
Disclosure of operating segments [line items]
Audit fee	14.4	10.7	4.7
Audit related fee	1.1	1.0	0.5
Tax fee	0.0	0.0	0.2
Other service fee	0.0	0.0	0.9
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.5	$ 0.5	$ 0.5